Investments in equity method investees (Tables)	12 Months Ended
Mar. 31, 2026
Investments in equity method investees
Schedule of investments in equity method investees

Amounts
RMB
(in millions)

Balance as of March 31, 2024	203,131
Additions	3,827
Share of results, other comprehensive income and other reserves (i)	8,794
Disposals	(2,606)
Distributions	(3,906)
Transfers	3,559
Impairment loss (ii)	(2,723)
Foreign currency translation adjustments	93
Balance as of March 31, 2025	210,169
Additions	3,999
Share of results, other comprehensive income and other reserves (i)	3,141
Disposals	(6,540)
Distributions	(4,684)
Transfers	2,052
Impairment loss (ii)	(15)
Foreign currency translation adjustments	(1,319)
Balance as of March 31, 2026	206,803

(i)
Share of results, other comprehensive income and other reserves include the share of results of the equity method investees, the gain or loss arising from the deemed disposal of the equity method investees and basis differences arising from equity method investees. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Group granted to employees of certain equity method investees.
(ii)
Impairment loss recorded represents other-than-temporary decline in fair value below the carrying value of the investments in equity method investees. The valuation inputs for the fair value measurement with respect to the impairments include the stock price for equity method investees that are listed, as well as certain unobservable inputs that are not subject to meaningful aggregation.

Schedule of summarized financial information for all of the Company's equity method investments

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Operating data:
Revenue	451,861	473,328	477,781
Cost of revenue	(312,422)	(339,466)	(339,041)
Income from operations	56,646	43,488	12,575
Net income	75,820	47,012	83,354

14.
Investments in equity method investees (Continued)

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Balance sheet data:
Current assets	695,532	732,354
Non-current assets	930,191	943,638
Current liabilities	494,677	536,862
Non-current liabilities	132,780	114,325
Noncontrolling interests and mezzanine equity	16,991	30,755